Financial Instruments - Summary of 10% Strengthening/Weakening of Foreign Exchange Rate (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Profit and Loss [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	₺ (153,171)	₺ (64,438)
Depreciation of foreign currency	153,171	64,438
USD [member] | Profit and Loss [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(106,121)	23,400
Depreciation of foreign currency	106,121	(23,400)
USD [member] | Profit and Loss [member] | Net assets and liability [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(106,121)	23,400
Depreciation of foreign currency	106,121	(23,400)
EUR [member] | Profit and Loss [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(37,775)	(87,838)
Depreciation of foreign currency	37,775	87,838
EUR [member] | Profit and Loss [member] | Net assets and liability [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(37,775)	(87,838)
Depreciation of foreign currency	37,775	₺ 87,838
Other foreign currency (RMB) [member] | Profit and Loss [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(9,275)
Depreciation of foreign currency	9,275
Other foreign currency (RMB) [member] | Profit and Loss [member] | Net assets and liability [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(9,275)
Depreciation of foreign currency	9,275
Equity investments [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(32,845)
Depreciation of foreign currency	32,845
Equity investments [member] | USD [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(9,596)
Depreciation of foreign currency	9,596
Equity investments [member] | USD [member] | Hedged portion of risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(9,596)
Depreciation of foreign currency	9,596
Equity investments [member] | EUR [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(23,613)
Depreciation of foreign currency	23,613
Equity investments [member] | EUR [member] | Hedged portion of risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	(23,613)
Depreciation of foreign currency	23,613
Equity investments [member] | Other foreign currency (RMB) [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	364
Depreciation of foreign currency	(364)
Equity investments [member] | Other foreign currency (RMB) [member] | Hedged portion of risk [member]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Gain Loss [line items]
Appreciation of foreign currency	364
Depreciation of foreign currency	₺ (364)